FI - Gains/losses on assets/liabilities using unobservable inputs (Details 7) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues		SFr 28	SFr 224
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date		(281)	(485)
Transfers into level 3 assets	SFr 1,484	2,874
Transfers out of level 3 assets	SFr 1,289	3,147
Trading revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues		(80)	454
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date		(294)	(464)
Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues		108	(230)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date		SFr 13	SFr (21)